Document And Entity Information	Mar. 04, 2022
Document Information Line Items
Entity Registrant Name	U.S. STEM CELL, INC.
Trading Symbol	USRM
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Current Report on Form 8-K is being modified to update the biographical disclosure of Mr. Borman.
Entity Central Index Key	0001388319
Document Period End Date	Mar. 04, 2022
Entity Emerging Growth Company	false
Entity File Number	001-33718
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	65-0945967
Entity Address, Address Line One	1560 Sawgrass Corporate Pkwy 4th Floor
Entity Address, City or Town	Sunrise
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33323
City Area Code	(954)
Local Phone Number	835-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NONE